Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MassMutual Total Return Bond Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	0.80%	5.78%	(14.24%)	(1.07%)	9.21%	9.16%	0.06%	3.47%	2.98%	0.35%
MassMutual Diversified Value Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	17.25%	9.27%	(2.19%)	28.62%	(0.71%)	26.32%	(8.26%)	19.00%	13.24%	(3.26%)
MM S&P 500 Index Fund | Service Class
Prospectus [Line Items]
Annual Return [Percent]	24.43%	25.83%	(18.42%)	28.27%	18.07%	31.06%	(4.79%)	21.37%	11.56%	1.05%
MassMutual Equity Opportunities Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	9.77%	10.69%	(4.57%)	23.28%	9.26%	29.18%	(1.35%)	21.54%	18.16%	(9.01%)
MassMutual Blue Chip Growth Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	35.13%	50.55%	(34.07%)	17.56%	33.54%	30.75%	0.39%	35.01%	2.26%	10.80%
MassMutual Small Company Value Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	9.79%	10.37%	(16.11%)	36.50%	4.75%	22.19%	(15.19%)	10.42%	25.45%	(6.62%)
MassMutual Mid Cap Growth Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	11.29%	19.50%	(24.18%)	14.89%	26.12%	32.06%	(3.22%)	24.57%	6.07%	5.82%
MassMutual Small Cap Growth Equity Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	15.37%	16.91%	(25.96%)	10.51%	40.46%	34.92%	(4.27%)	24.70%	7.91%	(3.67%)
MassMutual Overseas Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	0.46%	18.77%	(14.96%)	13.04%	8.97%	26.48%	(16.20%)	26.98%	2.54%	(2.31%)
MassMutual Select T. Rowe Price International Equity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	5.03%	15.92%	(13.90%)	6.55%	10.17%	25.20%
MassMutual 20/80 Allocation Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	4.41%	9.08%	(13.51%)	4.39%	9.66%	13.52%	(2.72%)	8.74%	4.96%	(1.66%)
MassMutual 40/60 Allocation Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	6.95%	11.81%	(14.39%)	8.54%	11.26%	20.73%	(5.81%)	13.92%	6.35%	(2.06%)
MassMutual 60/40 Allocation Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	9.53%	14.68%	(14.72%)	14.07%	12.46%	24.14%	(7.33%)	18.71%	7.44%	(2.51%)
MassMutual 80/20 Allocation Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	12.17%	17.72%	(15.58%)	16.13%	14.06%	27.02%	(8.50%)	20.97%	7.33%	(2.53%)
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	8.01%	11.50%	(12.97%)	8.49%	11.55%	15.57%
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	8.31%	11.96%	(13.51%)	8.14%	11.44%	15.33%
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	8.69%	12.53%	(13.85%)	8.82%	12.01%	16.45%
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	9.00%	13.08%	(14.22%)	9.56%	12.79%	17.75%
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	9.31%	13.63%	(14.61%)	10.44%	13.38%	19.68%
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	9.88%	14.73%	(15.61%)	11.78%	14.75%	21.35%
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	10.89%	16.55%	(16.96%)	13.51%	15.94%	22.95%
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.02%	18.37%	(17.89%)	15.08%	16.98%	24.22%
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	13.30%	19.85%	(18.77%)	16.43%	17.99%	25.15%
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.07%	20.73%	(18.97%)	17.27%	18.51%	25.87%
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.38%	20.99%	(19.11%)	17.38%	18.51%	25.92%
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.39%	21.06%	(19.13%)	17.38%	18.44%	25.89%
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.40%	21.13%	(19.16%)	17.35%	18.53%	25.88%
MassMutual Select T. Rowe Price Retirement 2065 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.21%
MassMutual Select T. Rowe Price Bond Asset Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	2.39%	6.59%	(13.25%)	(0.40%)	5.72%	9.32%
MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	24.07%	28.22%	(24.08%)	25.87%	23.87%	29.02%
MassMutual Select T. Rowe Price Real Assets Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	0.77%	7.43%	(9.63%)	26.69%	5.45%	20.17%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	11.75%	19.07%	(18.84%)	18.72%	24.71%	29.71%